Consolidated Statements of Changes in Stockholders' Equity - 6 months ended Jun. 30, 2016 - USD ($) $ in Thousands		Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2015		$ 21,545	$ 32	$ 69,086	$ (206)	$ (47,367)
Balance (in shares) at Dec. 31, 2015			11,100,453
Stock based compensation		1,063	$ 0	1,063	0	0
Issuance of Ordinary Shares	[1]	11	$ 0	11	0	0
Issuance of Ordinary Shares (in shares)	[1]		2,300
Unrealized (loss) gain from marketable securities		102	$ 0	0	102	0
Net loss		(8,295)	0	0	0	(8,295)
Balance at Jun. 30, 2016		$ 14,426	$ 32	$ 70,160	$ (104)	$ (55,662)
Balance (in shares) at Jun. 30, 2016			11,102,753

[1]	See note 3.4